Note 20 - Segment Information - Revenue from External Customer (Details) - AUD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Total revenue	$ 9,358,028	$ 10,155,953
AUSTRALIA
Total revenue	4,978,712	4,580,741
UNITED STATES
Total revenue	1,387,556	1,419,436
Europe [Member]
Total revenue	2,841,678	3,905,621
Other Countries [Member]
Total revenue	$ 150,082	$ 250,155